Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2021	Sep. 30, 2021	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses			$ 7,494
Upfront payment	$ 1,000
Milestone payments		$ 16,000